Share capital (Details Narrative) $ / shares in Units, $ in Thousands		1 Months Ended			3 Months Ended					12 Months Ended
	Jan. 04, 2024 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) shares	May 31, 2025 USD ($) shares	Feb. 28, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares	Sep. 30, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Sep. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2021 shares	Sep. 30, 2025 $ / shares shares	Feb. 28, 2025 $ / shares shares	Sep. 30, 2024 $ / shares	Jan. 04, 2024 $ / shares	Dec. 31, 2023 shares	Jun. 29, 2023 shares	Jun. 29, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2018 shares
IfrsStatementLineItems [Line Items]
Exercise of warrants, shares			109,545		1,243,000	2,380,554	3,736,400	228,000	321,735
Exercise of warrants | $			$ 75		$ 857	$ 2,188	$ 1,785	$ 101	$ 155
Issuance costs | $		$ 2,460	$ 2		$ 17		$ 15			$ 2,705	$ 141
Proceeds from share issue | $		20,653								$ 29,345	$ 2,445
Purchase price per share | $ / shares													$ 3.05
Warrants issued													575,046
Fair value of warrants | $		$ 577
Expected volatility		80.67%
Risk free interest rate		4.50%
Expected dividend yield		0.00%
Number of shares issued							53,618,357				53,618,357						41,535,755
Number of outstanding share options							699,442				699,442						794,443
Share based compensation | $										$ 273	$ 398
Cash paid to employees for the surrender of vested awards | $										779
Number of shares vested			609,866
Cash paid to employees and directors for the surrender of vested awards | $			$ 1,001
Share options [member]
IfrsStatementLineItems [Line Items]
Share based compensation | $
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of shares issued													3,363,631
Share based compensation | $										$ 273	$ 398
Share issue related cost																		1,300,000	997,253
Total shares reserved for issuance																		5,660,884
Number of shares outstanding					3,672,415		3,779,623			3,672,415	3,779,623
Number of shares issued										502,658	100,000
Number of shares vested										609,866
Share options [member]
IfrsStatementLineItems [Line Items]
Potentially dilute earnings per share										0	310,720
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Potentially dilute earnings per share										3,672,415	1,259,268
Warrants [member]
IfrsStatementLineItems [Line Items]
Potentially dilute earnings per share										604,918	1,780,084
Number of shares issued										905,172	120,000
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Expected volatility	79.00%
Risk free interest rate	3.80%
Expected dividend yield
Expected term	2 years
Class A common shares [member]
IfrsStatementLineItems [Line Items]
Exercise of warrants, shares										3,733,099	4,286,135
Exercise of warrants | $										$ 3,120	$ 2,041
Issuance costs | $										$ 3,549	$ 254
Private placement , shares		9,584,100								15,086,208	7,466,568
Purchase price per share | (per share)	$ 0.60												$ 3.00
Issuance costs, shares											329,899
Number of shares issued					72,437,664		53,618,357			72,437,664	53,618,357	50,000					41,535,755			125,070	872,183
Number of shares remaining for future issuance												941,216
Private placements [member]
IfrsStatementLineItems [Line Items]
Issuance costs | $	$ 26			$ 1,070				213
Proceeds from share issue | $				$ 8,692				$ 2,408
Private placement , shares				5,502,108				7,346,568
Purchase price per share | $ / shares														$ 2.25	$ 0.45	$ 0.50
Warrants issued														330,126
Fair value of warrants | $				$ 267
Risk free interest rate				4.50%
Expected dividend yield				0.00%
Issuance costs, shares								329,899
Number of shares issued	120,000
Proceeds from issue of shares | $	$ 37
Fair value of shares issued | $	$ 10
Private placements [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Purchase price per share | $ / shares														$ 2.01
Expected volatility				75.95%
Private placements [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Purchase price per share | $ / shares														$ 2.51
Expected volatility				76.58%